Equity-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation [Text Block]
Note 15 – Equity-Based Compensation
Williams’ Plan Information
The Williams Companies, Inc. 2007 Incentive Plan (Plan) provides for Williams common-stock-based awards to both employees and nonmanagement directors. The Plan permits the granting of various types of awards including, but not limited to, stock options and restricted stock units. Awards may be granted for no consideration other than prior and future services or based on certain financial performance targets being achieved.
Williams bills us directly for compensation expense related to stock-based compensation awards based on the fair value of the awards.
Operating and maintenance expenses and Selling, general, and administrative expenses include equity-based compensation expense for the years ended December 31, 2015, 2014, and 2013 of $19 million, $14 million and $12 million, respectively.
Williams Partners’ Plan Information
During 2014, certain employees of ACMP’s general partner received equity-based compensation through ACMP’s equity-based compensation program. The fair value of the awards issued was based on the fair market value of the common units on the date of grant. This value is being amortized over the vesting period, which is one to four years from the date of grant. These awards were converted to WPZ equity-based awards in accordance with the terms of the ACMP Merger. No additional grants of restricted common units were awarded through Williams Partners’ equity-based compensation programs in 2015, and no additional grants are expected in the future. Operating and maintenance expenses and Selling, general, and administrative expenses include equity-based compensation expense related to Williams Partners’ equity-based compensation program of $26 million and $11 million for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015, there was $32 million of unrecognized compensation expense attributable to the outstanding awards, which does not include the effect of estimated forfeitures of $4 million. These amounts are expected to be recognized over a weighted average period of 1.8 years.
The following summary reflects nonvested restricted common unit activity for awards issued by Williams Partners and related information for the year ended December 31, 2015:

Restricted Common Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Nonvested at December 31, 2014	1.3	$59.35
Adjustment for unit split in ACMP Merger	0.1	$—
Forfeited	(0.1)	$58.05
Vested	(0.1)	$59.28
Nonvested at December 31, 2015	1.2	$55.93